Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds U.S. Small and Mid Cap Equity Fund
Entity Central Index Key	0002026099
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
American Funds® U.S. Small and Mid Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information abo ut
American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-A . You c an also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34 *	0.80% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would
be higher.
†
Annualized.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class C
Trading Symbol	SMDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-C
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 34 *	0.80% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025.
Expenses
for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Funds U.S. Small and Mid Cap Equity Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class T
Trading Symbol	SMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33 *	0.77% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months
would be higher.
†
Annualized.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.77%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-1
Trading Symbol	SMDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F-1
Expenses [Text Block]
What were the fund costs for the
period
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33 *	0.79% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 33	[1]
Expense Ratio, Percent	0.79%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-2
Trading Symbol	SMDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F-2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 34 *	0.80% †
*
Based on operations for the period from
September
27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.80%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
American Funds U.S. Small and Mid Cap Equity Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class F-3
Trading Symbol	SMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-F-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-F-3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-A
Trading Symbol	CMDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529-A
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025.
Expenses
for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-C
Trading Symbol	CMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529-C
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-E
Trading Symbol	CMDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529-E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529-E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-T
Trading Symbol	CMDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 35 *	0.83% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 35	[1]
Expense Ratio, Percent	0.83%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-1
Trading Symbol	CMDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529-F-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529-F-1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 36 *	0.84% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.84%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-2
Trading Symbol	CMDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529-F-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529-F-2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 36 *	0.86% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 36	[1]
Expense Ratio, Percent	0.86%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class 529-F-3
Trading Symbol	CMDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-529-F-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-529-F-3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25 *	0.59% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.59%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-1
Trading Symbol	RMDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-1
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2
Trading Symbol	RMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-2
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 29 *	0.68% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.68%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-2E
Trading Symbol	RMDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-2E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 25 *	0.60% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 25	[1]
Expense Ratio, Percent	0.60%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-3
Trading Symbol	RMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-3
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 24 *	0.56% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.56%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-4
Trading Symbol	RMDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-4
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5E
Trading Symbol	RMDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-5E
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24 *	0.56% †
*
Based on operations for the period from September 27, 2024 to February 28, 2025.
Expenses
for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.56%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds U.S. Small and Mid Cap Equity Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-5
Trading Symbol	RMDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-5
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 22 *	0.53% †
*
Based on operations for the period from September 27, 2024 to
February
28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® U.S. Small and Mid Cap Equity Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® U.S. Small and Mid Cap Equity Fund
Class Name	Class R-6
Trading Symbol	RMDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds U.S. Small and Mid Cap Equity Fund (the "fund") for the period from September 27, 2024, commencement of operations, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/SMID-R-6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/SMID-R-6
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 21 *	0.50% †
*
Based on operations for the period from
Septemb
er 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
†
Annualized.

Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 25,274,000
Holdings Count | Holdings	143
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 25,274
Total number of portfolio holdings	143
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by s ec tor (percent of net assets)

[1]	Based on operations for the period from September 27, 2024 to February 28, 2025. Expenses for the full 6 months would be higher.
[2]	Annualized.